CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 April 24, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:                    First Trust Series Fund
                      (Registration Nos. 333-168727 and 811-22452)
                      --------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus for the Registrant filed pursuant to Rule 497(e) on April 11, 2014. The Registration Statement relates to First Trust Preferred
Securities and Income Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By: /s/ Morrison C. Warren
                                                -------------------------------
                                                     Morrison C. Warren

Enclosures